UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  Nov 15, 2010

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       48
Total:
Form 13F Information Table Value       $ 993,484
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
AFFORDABLE RESIDENTIAL CMNTY  NOTE  7.500% 8/1      00828UAB9       4208   4000000 PRN        SOLE              4000000
ALCON INC COM                 SHS                   H01301102       2444     14651  SH        SOLE                14651
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0       018581AD0       6450   6254000 PRN        SOLE              6254000
AMERICREDIT CORP              NOTE 0.750% 9/1       03060RAP6      25101  25264000 PRN        SOLE             25264000
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1       032346AF5      22793  25000000 PRN        SOLE             25000000
APPLE INC                     COM                   037833100      70938    250000  SH  PUT   SOLE               250000
BARCLAYS BK PLC               IPATH S&P ST ETN      06740C527      13832    800000  SH        SOLE               800000
BARCLAYS BK PLC               IPATH S&P ST ETN      06740C527      17290   1000000  SH CALL   SOLE              1000000
BEST BUY INC                  COM                   086516101        715     17500  SH        SOLE                17500
BEST BUY INC                  COM                   086516101       2540     62200  SH CALL   SOLE                62200
BIOMARIN PHARMACEUTICAL INC   NOTE 2.500% 3/2       09061GAC5      15377  10545000 PRN        SOLE             10545000
CARNIVAL CORP                 DBCV 2.000% 4/1       143658AN2      10734  10500000 PRN        SOLE             10500000
CEMEX SAB DE CV               SPON ADR NEW          151290889       1768    208000  SH  PUT   SOLE               208000
CEMEX SAB DE CV SPON          ADR NEW               151290889       1700    200000  SH        SOLE               200000
CITIGROUP INC                 COM                   172967101      19550   5000000  SH  PUT   SOLE              5000000
EASTMAN KODAK CO              COM                   277461109       2239    533100  SH        SOLE               533100
EMDEON INC                    CL A                  29084T104       1448    118906  SH        SOLE               118906
FORD MTR CO DEL               NOTE  4.250%12/1      345370CF5      38419  25866000 PRN        SOLE             25866000
FORD MTR CO DEL               COM PAR $0.01         345370860       6667    544700  SH CALL   SOLE               544700
GENZYME CORP                  COM                   372917104      12027    169900  SH CALL   SOLE               169900
HOLOGIC INC                   FRNT 2.000%12/1       436440AA9      11881  12800000 PRN        SOLE             12800000
HUMAN GENOME SCIENCES INC     NOTE 2.250%10/1       444903AK4       9975   5000000 PRN        SOLE              5000000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1       482740AC1       4760   8000000 PRN        SOLE              8000000
K V PHARMACEUTICAL CO         CL A                  482740206        466    199347  SH        SOLE               199347
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1       53219LAH2       8905   8927000 PRN        SOLE              8927000
MGIC INVT CORP WIS            COM                   552848103       1031    111700  SH        SOLE               111700
MICROSOFT CORP                COM                   594918104       2449    100000  SH        SOLE               100000
MYLAN INC                     COM                   628530107       3787    201340  SH        SOLE               201340
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD        73936B408       8761    318800  SH CALL   SOLE               318800
PROLOGIS                      NOTE 2.250% 4/0       743410AQ5      19409  20044000 PRN        SOLE             20044000
PROSHARES TR                  XIN CH25 NEW          74347X567       3234    100000  SH        SOLE               100000
PROSHARES TR                  PSHS ULSHT SP500      74347R883       2959    100000  SH CALL   SOLE               100000
PROSHARES TR                  PSHS ULTSHT FINL      74347R628       1987    100000  SH CALL   SOLE               100000
PROSHARES TR P                SHS ULTSHT FINL       74347R628       7948    400000  SH        SOLE               400000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1       749121BY4      86026  65769000 PRN        SOLE             65769000
SANDISK CORP                  NOTE 1.000% 5/1       80004CAC5       6022   6520000 PRN        SOLE              6520000
SEARS HLDGS CORP              COM                   812350106       7214    100000  SH  PUT   SOLE               100000
SINA CORP                     NOTE 7/1              82922RAB9      52455  26617000 PRN        SOLE             26617000
SMURFIT-STONE CONTAINER CORP  COM                   83272A104        633     34450  SH        SOLE                34450
SONIC AUTOMOTIVE INC          CL A                  83545G102       2754    280200  SH        SOLE               280200
SPDR GOLD TRUST               GOLD SHS              78463V107     371144   2901600  SH CALL   SOLE              2901600
SPDR GOLD TRUST               GOLD SHS              78463V107      63955    500000  SH  PUT   SOLE               500000
SPROTT PHYSICAL GOLD TRUST    UNIT                  85207H104      11460   1000000  SH        SOLE              1000000
SUNPOWER CORP                 COM CL A              867652109        390     27100  SH        SOLE                27100
SYMANTEC CORP                 NOTE 0.750% 6/1       871503AD0      10218  10000000 PRN        SOLE             10000000
TEVA PHARMACEUTICAL INDS LTD  ADR                   881624209       2179     41300  SH        SOLE                41300
ULTICOM INC                   COM NEW               903844207        110     13564  SH        SOLE                13564
UNITED THERAPEUTICS CORP DEL  NOTE 0.500%10/1       91307CAD4      15133  10000000 PRN        SOLE             10000000